Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of assets pledged
Assets pledged[1]

Financial assets pledged as collateral
	2024	2023
	£m	£m
Treasury bills and other eligible securities	1,269	1,252
Loans and advances to banks	5,500	3,800
Loans and advances to customers	1,753	3,861
Debt securities	17,723	21,060
Equity securities	42,189	27,610
Cash collateral	41,179	39,266
Other	805	228
Assets pledged at 31 Dec	110,418	97,077

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2024	2023
	£m	£m
Trading assets	56,664	44,072
Financial investments	2,120	2,606
At 31 Dec	58,784	46,678

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:
	Transferred assets	Associated liabilities
	£m	£m
At 31 Dec 2024
Repurchase agreements	14,206	13,992
Securities lending agreements	44,578	5,150

At 31 Dec 2023
Repurchase agreements	16,215	16,114
Securities lending agreements	30,463	3,707
xclude assets classified as held for sale.